PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2021	2022
	RMB	RMB

Receivables	35,918	27,311
Advances to suppliers	9,267	7,956
Value-added input tax to be deducted	19,137	25,355
Prepaid income tax	5,109	4,017
	69,431	64,639